Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents

NOTE 4 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31, 2017	December 31, 2016
Cash on hand and at banks	$24,047	$17,360

Total cash and cash equivalents	$24,047	$17,360

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Restricted cash, at each of December 31, 2017 and December 31, 2016, included $386 and $2,228, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Partners’ credit facilities. Also, as of December 31, 2017 and December 31, 2016, an amount of $5,500 was held as security in the form of a letter of guarantee, relating to the chartering of a vessel.